Consolidated Statements of Changes in Shareholder's Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at Dec. 31, 2008		$ 2.8	$ 4,161.3	$ (535.9)	$ (2,503.2)	$ 1,125.0
Increase (Decrease) in Stockholders' Equity
Net income (loss)	321.4	0	0	0	321.4	321.4
Other comprehensive income, after tax	728.8	0	0	728.8	0	728.8
Total comprehensive income	1,050.2					1,050.2
Capital contribution		0	365.0	0	0	365.0
Employee share-based payments		0	1.9	0	0	1.9
Balance at Dec. 31, 2009
Balance at Dec. 30, 2009		2.8	4,528.2	16.3	(2,005.2)	2,542.1
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	0	0	377.9	377.9
Other comprehensive income, after tax		0	0	374.2	0	374.2
Total comprehensive income						752.1
Dividends paid		0	203.0	0	0	203.0
Employee share-based payments		0	0.8	0	0	0.8
Balance at Dec. 30, 2010		2.8	4,326.0	390.5	(1,627.3)	3,092.0
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	0	0	320.3	320.3
Other comprehensive income, after tax		0	0	357.0	0	357.0
Total comprehensive income						677.3
Capital contribution		0	201.0	0	0	201.0
Employee share-based payments		$ 0	$ 6.0	$ 0	$ 0	$ 6.0
Balance at Dec. 30, 2011